Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Revenue:
Collaboration and license revenue	$ 226,115	$ 395,448	$ 1,878,599	$ 894,132	$ 1,100,000	$ 115,714
Grant revenue	94,696	88,377	375,641	245,728	389,385	48,312
Total revenue	320,811	483,825	2,254,240	1,139,860	1,489,385	164,026
Cost of revenue and expenses:
Research and development	1,026,317	1,798,241	3,737,161	4,833,911	6,493,859	3,575,695
General and administrative	812,974	1,354,064	3,752,512	4,271,024	5,695,932	3,019,101
Total cost of revenue and expenses	1,839,291	3,152,305	7,489,673	9,104,935	12,189,791	6,594,796
Loss from operations	(1,518,480)	(2,668,480)	(5,235,433)	(7,965,075)	(10,700,406)	(6,430,770)
Other income (expense):
Interest income (expense)	(152,261)	5,358	(160,451)	12,978	9,699	(242,430)
Other expense						(1,690,658)
Change in fair value of derivative liabilities	409,891	3,281,406	1,232,425	10,833,156	13,980,711	184,448
Total other income (expense), net	257,630	3,286,764	1,071,974	10,846,134	13,990,410	(1,748,640)
Net income (loss) before income taxes	(1,260,850)	618,284	(4,163,459)	2,881,059	3,290,004	(8,179,410)
Provision for income taxes
Net Income (loss)	(1,260,850)	618,284	(4,163,459)	2,881,059	3,290,004	(8,179,410)
Other comprehensive income (loss):
Reclassification for loss included in net income				19,097	19,097
Net unrealized holding losses on available-for-sale securities arising during the period				(9,320)	(9,320)	(9,777)
Comprehensive income (loss)	$ (1,260,850)	$ 618,284	$ (4,163,459)	$ 2,890,836	$ 3,299,781	$ (8,189,187)
Basic net income (loss) per share (in dollars per share)	$ (0.02)	$ 0.01	$ (0.08)	$ 0.06	$ 0.06	$ (0.26)
Diluted net income (loss) per share (in dollars per share)	$ (0.02)	$ 0.01	$ (0.08)	$ 0.05	$ 0.06	$ (0.26)
Weighted-average number of common shares attributable to common stockholders - basic (in shares)	52,073,481	51,699,028	52,071,933	51,648,800	51,679,230	32,047,194
Weighted-average number of common shares attributable to common stockholders - diluted (in shares)	52,073,481	52,986,588	52,071,933	53,727,593	52,365,494	32,047,194